SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at December 31, 2024, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	4.82	11,130	11,130
November 19, 2019	November 19, 2029	$62.50	4.87	2,000	2,000
April 30, 2020	April 30, 2030	$62.50	5.32	320	320
April 30, 2020	April 30, 2030	$96.25	5.32	4,400	4,400
July 3, 2020	July 3, 2025	$80.00	0.50	4,000	4,000
November 24, 2020	November 24, 2030	$62.50	5.89	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	6.08	1,200	1,200
March 8, 2021	March 8, 2026	$347.50	1.18	400	400
April 27, 2021	April 27, 2031	$253.75	6.31	4,640	4,640
September 9, 2021	September 9, 2026	$121.00	1.69	1,034	1,034
November 9, 2023	November 9, 2033	$15.75	8.84	1,200	800
				31,604	31,204

SCHEDULE OF STOCK OPTIONS OUTSTANDING
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	35,154	$115.00
Exercised	(400)	53.75
Issued	1,200	15.65
Outstanding, December 31, 2023	35,954	$112.00
Forfeited	(4,350)	106.83
Outstanding, December 31, 2024	31,604	$112.05

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS
Year ended December 31,	December 31, 2024	December 31, 2023
Risk free interest rate	-	4.58%
Expected volatility	-	115.1%
Expected life	-	10
Expected dividend yield	-	0%
Exercise price	$-	$15.75

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at December 31, 2024, the Company had the following RSUs outstanding:

Number of RSU’s
Outstanding, December 31, 2022	47,982
Vested	(60,331)
Issued	67,413
Forfeited	(10,519)
Outstanding, December 31, 2023	44,545
Vested	(25,353)
Issued	185,240
Forfeited	(16,332)
Outstanding, December 31, 2024	188,100

SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS

	February Issuance		April Issuance		August Issuance	November Issuance
	Warrants	Broker	Warrants	Broker	Broker	Broker
Volatility	119.23%	107.8%	119.80%	108.67%	118.87%	115.27%
Risk free rate	4.33%	4.48%	4.65%	4.62%	3.74%	4.24%
Expected life	5 years	3 years	5 years	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%	0%	0%	0%

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2022	$-
Warrants issued	3,985,015
Change in fair value of warrants outstanding	211,110
Balance at December 31, 2023	$4,196,125
Warrants issued	7,282,325
Exercised	(3,661,283)
Change in fair value of warrants outstanding	(1,842,618)
Reclassify to equity	(3,776,428)
Balance at December 31, 2024	$2,198,121

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of liability warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at December 31, 2024	Fair Value at December 31, 2024	Number of Warrants Outstanding at December 31, 2023	Fair Value at December 31, 2023
Derivative Liability
February 26, 2024 (1)	US$	4.4025	474,332	$2,198,121	-	$-
October 30, 2023 (2)	CAD$	5.6925	-	-	256,000	3,180,543
October 30, 2023 (3)	US$	0.003	-	-	64,000	1,015,582
			474,332	$2,198,121	320,000	$4,196,125

1)	The warrants expire February 26, 2029.
2)	The warrant terms were amended and warrants were reclassified to equity August 7,2024
3)	The warrants have no expiry date. They were exercised January 5, 2024.

SCHEDULE OF DETAILS OF THE WARRANTS

	Exercise Price		Number of Warrants Outstanding at December 31, 2024	Number of Warrants Outstanding at December 31, 2023
October 30, 2023 (1)	CAD$	3.3086	256,000	-
April 29, 2024 (2)	CAD$	3.3086	540,541	-
August 21, 2024 (3)	CAD$	5.12	666,667	-
November 19, 2024 (4)	CAD$	3.3086	1,600,000	-
			3,063,208	-

1)	The warrants expire October 30, 2028. These were moved from derivative liability August 7, 2024.
2)	The warrants expire April 29, 2029. These were moved from derivative liability August 7, 2024.
3)	The warrants expire August 21, 2029.
4)	The warrants expire November 19, 2029

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of the derivative warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2024	December 31, 2023
Risk free interest rate	4.38%	3.84%
Expected volatility	124.06%	113.78%
Expected life	4.16 years	4.8 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2022	316,672	$147.53
Exercised	(306,480)	20.66
Issued	332,800	153.52
Outstanding, December 31, 2023	342,992	$15.75
Issued	5,376,370	3.35
Exercised	(1,991,668)	0.9596
Expired	(10,192)	125.00
Outstanding December 31, 2024	3,717,502	$5.16

SCHEDULE OF WARRANTS OUTSTANDING

As at December 31, 2024, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
October 30, 2023	October 30, 2026	CAD$	23.20	12,800
October 30, 2023	October 30, 2028	CAD$	3.3086	256,000
February 26, 2024	February 26, 2027	US$	8.44	26,800
February 26, 2024	February 26, 2029	US$	4.4025	474,332
April 29, 2024	April 29, 2029	CAD$	3.3086	540,541
April 29, 2024	April 29, 2024	CAD$	11.06	27,028
August 21, 2024	August 21, 2027	CAD$	5.12	33,334
August 21, 2024	August 21, 2029	CAD$	5.12	666,667
November 19, 2024	November 19, 2029	CAD$	3.3086	1,600,000
November 19, 2024	November 19, 2027	CAD$	4.1357	80,000
				3,717,502